LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2017
LONG-TERM INVESTMENTS
Schedule of long-term investments

	March 31,
	2016	2017
	RMB	RMB
Equity method investments	48,747,486	8,893,440
Cost method investments	—	69,621,700
Available-for-sale investment	1,938,360	10,376,547

Total long-term investments	50,685,846	88,891,687

Schedule of equity method investments by investee and summarized financial information of the equity method investments

	March 31,
	2016	2017
	RMB	RMB
Beijing Zhishang Education Technology Ltd.	7,701,753	2,740,234
Master Mind Education Company	27,534,547	—
Beijing Satech Internet Educational Technology Ltd.	4,520,146	—
Brilent Inc.	8,991,040	6,153,206

Total equity method investments	48,747,486	8,893,440

	Zhishang
	March 31,
	2016	2017
	RMB	RMB
Current assets	16,915,455	7,193,920
Non-current assets	1,519,523	1,107,731
Current liabilities	1,319,972	1,513,637
Non-controlling interests	—	698,605
Net assets attributable to Zhishang’s shareholders	17,115,006	6,089,409

	Master Mind		Satech
	March 31,		March 31,
	2016	2017	2016	2017
	RMB	RMB	RMB	RMB
Current assets	17,275,584	2,818,796	896,029	1,091,944
Non-current assets	421,415	342,833	166,704	142,408
Current liabilities	1,848,431	3,161,629	1,543,959	2,037,788
Equity	15,848,568	—	(481,226)	(803,436)

	Zhishang
	Year ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenue	—	5,910	486,711
Cost and operating expenses	2,577,214	11,813,664	12,442,948
Loss before income taxes	(2,451,723)	(10,433,271)	(11,160,739)
Net loss	(2,451,723)	(10,433,271)	(11,160,739)
Net loss attributable to Zhishang’s shareholders	(2,451,723)	(10,433,271)	(11,025,597)

	Master Mind			Satech
	Year ended March 31,			Year ended March 31,
	2015	2016	2017	2015	2016	2017
	RMB	RMB	RMB	RMB	RMB	RMB
Net revenue	143,100	592,961	609,837	—	9,674	326,188
Cost and operating expenses	2,824,687	13,662,672	17,350,165	1,056,987	8,367,416	10,716,073
Loss before income taxes	(2,675,180)	(13,012,346)	(15,848,568)	(1,053,332)	(8,345,933)	(10,380,733)
Net loss	(2,675,180)	(13,012,346)	(15,848,568)	(1,053,332)	(8,345,933)	(10,380,733)

Schedule of cost method investments by investee

	March 31,
	2016	2017
	RMB	RMB
Beijing Empower Education Online Co., Ltd.	—	32,500,000
Medicine (Beijing) Education Technology Ltd.	—	5,100,000
ApplySquare Education & Technology Co., Ltd.	—	19,721,700
Beijing GlobalWisdom Information Technology Co., Ltd.	—	12,300,000
Total cost method investments	—	69,621,700

Schedule of reconciliation of available-for-sale securities from cost basis to fair value

Foreign
	Aggregate		Unrealized	currency	Aggregate
	cost	Interest	holding	translation	fair
	basis	income	loss	adjustment	value
	RMB	RMB	RMB	RMB	RMB
Convertible note	9,895,800	568,320	(553,870)	466,297	10,376,547